Information on related parties - Summary of compensation to the board of directors and senior management (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Basic salary/fee	$ 13	$ 13	$ 10
Fixed equity-based compensation	36	32	0
Variable equity-based compensation	48	18	1
Other variable-based compensation	1	1	2
Other benefits	1	1	0
Pension expenses	1	1	1
Total	$ 99	$ 65	$ 14